Intellectual property (Details) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accumulated Amortization And Impairment	$ (1,698,514)	$ (1,698,514)
Intellectual Property, Net	11,469,995	13,168,509	$ 14,867,023
Intellectual Property [Member]
Intellectual Property Acquired	25,546,610	25,546,610
Accumulated Amortization And Impairment	(14,076,615)	(12,378,101)
Intellectual Property, Net	11,469,995	13,168,509
SFD Hydrocarbon Right acquired [Member]
Intellectual Property Acquired	25,271,000	25,271,000
Accumulated Amortization And Impairment	(14,039,868)	(12,355,134)
Intellectual Property, Net	11,231,132	12,915,866
SFD Geothermal Right acquired [Member]
Intellectual Property Acquired	275,610	275,610
Accumulated Amortization And Impairment	(36,747)	(22,967)
Intellectual Property, Net	$ 238,863	$ 252,643